Note 3 - Loans - Categories of Loans (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Gross loans, before fee	$ 437,158	$ 388,672
Less: net deferred loan fees	(819)	(748)
Total loans net of deferred loan fees	436,339	387,924
Allowance for credit losses	(4,379)	(3,861)	$ (4,058)
Net loans	431,960	384,063
Commercial Portfolio Segment [Member]
Gross loans, before fee	87,990	73,142
Allowance for credit losses	(1,007)	(793)	(834)
Commercial Real Estate Portfolio Segment [Member]
Gross loans, before fee	212,595	182,463
Allowance for credit losses	(2,366)	(1,741)	(1,629)
Residential Portfolio Segment [Member] | Real Estate Loan [Member]
Gross loans, before fee	121,345	118,934
Allowance for credit losses	(823)	(792)	(1,145)
Residential Portfolio Segment [Member] | Home Equity Loan [Member]
Gross loans, before fee	7,186	5,800
Allowance for credit losses	(83)	(60)	(69)
Consumer Portfolio Segment [Member] | Automobile Loan [Member]
Gross loans, before fee	6,516	6,546
Allowance for credit losses	(82)	(85)	(118)
Consumer Portfolio Segment [Member] | Consumer, Other [Member]
Gross loans, before fee	1,526	1,787
Allowance for credit losses	$ (18)	$ (44)	$ (27)